BALANCE SHEET (FY) (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares outstanding (in shares)	0	0
Class A Ordinary Shares [Member]
Ordinary stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized (in shares)	500,000,000	500,000,000
Ordinary stock, shares issued (in shares)	0	0
Ordinary stock, shares outstanding (in shares)	0	0
Class B Ordinary Shares [Member]
Ordinary stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized (in shares)	50,000,000	50,000,000
Ordinary stock, shares issued (in shares)	8,625,000	0
Ordinary stock, shares outstanding (in shares)	8,625,000	0